UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (91.0%)(a)
			Shares	Value

Aerospace and defense (0.8%)

Embraer SA ADR (Brazil)			9,341	$338,518

				338,518
Auto components (1.7%)

Hota Industrial Manufacturing Co., Ltd. (Taiwan)			113,000	186,558

Hyundai Mobis Co., Ltd. (South Korea)			1,713	484,449

				671,007
Automobiles (1.7%)

Hyundai Motor Co. (South Korea)			3,044	671,098

				671,098
Banks (13.1%)

Banco Bradesco SA ADR (Brazil)			28,549	398,259

Bank Mandiri (Persero) Tbk PT (Indonesia)			475,700	415,448

China Construction Bank Corp. (China)			694,000	508,676

Credicorp, Ltd. (Peru)			3,846	600,938

Dubai Islamic Bank PJSC (United Arab Emirates)			160,732	339,148

Erste Group Bank AG (Czech Republic)			9,513	330,545

Grupo Financiero Banorte SAB de CV (Mexico)			102,525	748,732

Itau Unibanco Holding SA ADR (Preference) (Brazil)			33,497	519,204

Jammu & Kashmir Bank, Ltd. (India)			7,996	202,914

Metropolitan Bank & Trust Co. (Philippines)			148,500	283,637

Philippine National Bank (Philippines)(NON)			165,370	346,253

Powszechna Kasa Oszczednosci Bank Polski SA (Poland)			23,963	320,670

Qatar National Bank SAQ (Qatar)			5,314	265,700

				5,280,124
Building products (0.9%)

KCC Corp. (South Korea)			350	201,235

LG Hausys, Ltd. (South Korea)			789	148,279

				349,514
Chemicals (2.0%)

LG Chemical, Ltd. (South Korea)			1,345	343,512

Mexichem SAB de CV (Mexico)			50,583	202,190

PTT Global Chemical PCL (Thailand)			121,200	253,807

				799,509
Commercial services and supplies (0.8%)

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			19,239	308,899

				308,899
Construction and engineering (3.4%)

China Railway Group, Ltd. (China)			641,000	299,238

China Singyes Solar Technologies Holdings, Ltd. (China)			120,000	166,413

China WindPower Group, Ltd. (China)(NON)			4,000,000	300,408

Grana y Montero SA ADR (Peru)			7,107	118,687

Mota-Engil SGPS SA (Portugal)			54,108	390,914

Surya Semesta Internusa Tbk PT (Indonesia)(NON)			1,852,000	113,640

				1,389,300
Construction materials (3.3%)

Cemex Latam Holdings SA (Colombia)(NON)			38,850	356,968

Cemex SAB de CV ADR (Mexico)			21,399	275,405

China National Building Material Co., Ltd. (China)			172,000	155,303

Holcim, Ltd. (Switzerland)			3,407	298,850

Siam Cement PCL (The) NVDR (Thailand)			19,800	252,256

				1,338,782
Consumer finance (0.5%)

First Cash Financial Services, Inc. (Mexico)(NON)			4,000	210,080

				210,080
Diversified consumer services (1.5%)

Estacio Participacoes SA (Brazil)			30,100	361,286

Kroton Educacional SA (Brazil)			10,062	255,424

				616,710
Diversified financial services (0.9%)

FirstRand, Ltd. (South Africa)			99,121	373,031

				373,031
Electric utilities (1.7%)

Power Grid Corp. of India, Ltd. (India)			86,831	179,350

Tenaga Nasional Bhd (Malaysia)			132,000	495,686

				675,036
Electronic equipment, instruments, and components (0.5%)

Hollysys Automation Technologies, Ltd. (China)(NON)			9,971	209,491

				209,491
Energy equipment and services (1.6%)

Ezion Holdings, Ltd. (Singapore)			190,400	334,336

SPT Energy Group, Inc. (China)			492,000	300,434

				634,770
Food and staples retail (2.4%)

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)			10,768	488,329

Magnit OJSC (Russia)			1,104	279,043

Puregold Price Club, Inc. (Philippines)			195,700	187,261

				954,633
Food products (1.4%)

JBS SA (Brazil)(NON)			103,848	347,659

Ulker Biskuvi Sanayi AS (Turkey)			24,215	204,351

				552,010
Gas utilities (0.7%)

China Resources Gas Group, Ltd. (China)			98,000	299,746

				299,746
Health-care equipment and supplies (0.4%)

Microport Scientific Corp. (China)			256,000	175,395

				175,395
Hotels, restaurants, and leisure (2.6%)

Grand Korea Leisure Co., Ltd. (South Korea)			7,440	300,533

Hana Tour Service, Inc. (South Korea)			2,582	163,910

Home Inns & Hotels Management, Inc. ADR (China)(NON)			7,748	244,139

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			5,410	186,483

Paradise Entertainment, Ltd. (Hong Kong)(NON)			204,000	162,747

				1,057,812
Household durables (1.3%)

Coway Co., Ltd. (South Korea)			4,448	374,544

Skyworth Digital Holdings, Ltd. (China)			352,000	167,721

				542,265
Independent power and renewable electricity producers (0.9%)

China Power New Energy Development Co., Ltd. (China)(NON)			3,700,000	229,605

China Resources Power Holdings Co., Ltd. (China)			58,000	152,143

				381,748
Insurance (5.6%)

BB Seguridade Participacoes SA (Brazil)			19,700	250,614

Cathay Financial Holding Co., Ltd. (Taiwan)			262,653	402,629

China Life Insurance Co., Ltd. Class H (China)			162,000	444,288

China Pacific Insurance (Group) Co., Ltd. (China)			107,200	359,178

Hanwha Life Insurance Co., Ltd. (South Korea)			53,510	340,296

Liberty Holdings, Ltd. (South Africa)			23,615	288,952

Meritz Fire & Marine Insurance Co., Ltd. (South Korea)			14,180	177,416

				2,263,373
Internet and catalog retail (0.1%)

Bigfoot GmbH (acquired 8/2/13, cost $87,928) (Private) (Brazil)(F)(RES)(NON)			4	58,669

				58,669
Internet software and services (3.6%)

58.Com, Inc. ADR (China)(NON)			5,137	206,507

Baidu, Inc. ADR (China)(NON)			2,012	333,992

SouFun Holdings, Ltd. ADR (China)			11,310	135,381

Tencent Holdings, Ltd. (China)			37,000	523,643

Yandex NV Class A (Russia)(NON)			8,085	251,767

				1,451,290
IT Services (1.0%)

HCL Technologies, Ltd. (India)			16,639	399,749

				399,749
Life sciences tools and services (0.6%)

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)			7,252	241,999

				241,999
Machinery (—%)

Mota-Engil Africa (Rights) (Portugal)(F)(NON)			32,166	16,443

				16,443
Media (3.7%)

CJ CGV Co., Ltd. (South Korea)			5,870	266,953

Global Mediacom Tbk PT (Indonesia)			1,662,800	292,272

Naspers, Ltd. Class N (South Africa)			4,232	466,535

Sun TV Network, Ltd. (India)			48,270	337,724

TVN SA (Poland)			25,033	128,467

				1,491,951
Metals and mining (1.7%)

Glencore Xstrata PLC (United Kingdom)			43,197	234,320

Mining and Metallurgical Co. (MMC) Norilsk Nickel OJSC ADR (Russia)			9,412	180,428

Vale SA ADR (Brazil)			13,239	168,797

Vale SA ADR (Preference) (Brazil)			8,563	98,303

				681,848
Multiline retail (0.9%)

7-Eleven Malaysia Holdings Bhd (Malaysia)(NON)			249,900	119,000

Magazine Luiza SA (Brazil)			65,900	239,444

				358,444
Oil, gas, and consumable fuels (4.8%)

China Petroleum & Chemical Corp. (China)			362,000	327,027

Genel Energy PLC (United Kingdom)(NON)			9,291	164,613

Lukoil OAO ADR (Russia)			14,467	818,543

Oil & Natural Gas Corp., Ltd. (India)			60,698	388,649

Petroleo Brasileiro SA ADR (Preference) (Brazil)			17,196	256,736

				1,955,568
Personal products (0.6%)

Grape King Bio, Ltd. (Taiwan)			53,000	234,330

				234,330
Pharmaceuticals (1.5%)

Aspen Pharmacare Holdings, Ltd. (South Africa)			15,050	388,424

Glenmark Pharmaceuticals, Ltd. (India)			22,517	210,518

				598,942
Real estate management and development (2.0%)

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)			2,869,500	124,237

China Overseas Land & Investment, Ltd. (China)			80,000	208,437

KWG Property Holding, Ltd. (China)			261,000	164,957

Robinsons Land Corp. (Philippines)			569,000	290,771

				788,402
Semiconductors and semiconductor equipment (12.8%)

Advanced Semiconductor Engineering, Inc. (Taiwan)			411,000	519,338

Canadian Solar, Inc. (Canada)(NON)			5,084	130,913

Inotera Memories, Inc. (Taiwan)(NON)			311,000	470,432

Radiant Opto-Electronics Corp. (Taiwan)			87,220	358,350

Samsung Electronics Co., Ltd. (South Korea)			1,547	2,190,984

Semiconductor Manufacturing International Corp. (China)(NON)			1,749,000	148,758

Silergy Corp. (Taiwan)(NON)			2,000	18,439

SK Hynix, Inc. (South Korea)(NON)			8,800	381,692

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			239,889	961,389

				5,180,295
Specialty retail (2.2%)

Baoxin Auto Group, Ltd. (China)			254,500	211,591

China ZhengTong Auto Services Holdings, Ltd. (China)(NON)			591,000	306,080

Fourlis Holdings SA (Greece)(NON)			29,099	198,728

Kolao Holdings (South Korea)			7,590	188,276

				904,675
Technology hardware, storage, and peripherals (1.1%)

Pegatron Corp. (Taiwan)			226,000	436,952

				436,952
Textiles, apparel, and luxury goods (0.4%)

Compagnie Financiere Richemont SA ADR (Switzerland)			15,984	167,912

				167,912
Thrifts and mortgage finance (1.1%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			30,332	450,512

				450,512
Water utilities (1.3%)

China Water Affairs Group, Ltd. (China)			806,000	262,616

Sound Global, Ltd. (China)(NON)			297,000	276,521

				539,137
Wireless telecommunication services (1.9%)

MTN Group, Ltd. (South Africa)			35,979	758,297

				758,297

Total common stocks (cost $31,853,437)				$36,808,266

WARRANTS (3.2%)(a)
	Expiration date	Strike Price	Warrants	Value

Ecobank Transnational, Inc. 144A (Nigeria)(NON)	9/20/16	$0.00	2,027,755	$209,329

Guaranty Trust Bank PLC 144A (Nigeria)	9/20/16	0.00	485,836	89,321

Kuwait Foods (Americana) 144A (Kuwait)	2/24/16	0.00	10,065	101,339

National Bank of Kuwait SAK 144A (Kuwait)	12/10/15	0.00	72,265	256,195

Samba Financial Group 144A (Saudi Arabia)	8/3/16	0.00	16,970	185,233

Saudi Basic Industries Corp. 144A (Saudi Arabia)	3/2/17	0.00	2,949	91,158

Saudi Industrial Investment Group 144A (Saudi Arabia)	10/28/15	0.00	19,604	187,902

Zenith Bank PLC 144A (Nigeria)	9/20/16	0.00	995,205	155,329

Total warrants (cost $1,161,062)				$1,275,806

INVESTMENT COMPANIES (2.1%)(a)
			Shares	Value

iShares MSCI Emerging Markets ETF			5,630	$239,557

iShares MSCI Taiwan ETF (Taiwan)			20,557	310,616

Market Vectors Vietnam ETF (Vietnam)			15,073	305,530

Total investment companies (cost $835,977)				$855,703

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SGX CNX Nifty Index Future (Put)	Jun-14/$6,459.17		$269	$719

Total purchased options outstanding (cost $49,576)				$719

SHORT-TERM INVESTMENTS (3.6%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			1,444,497	$1,444,497

Total short-term investments (cost $1,444,497)				$1,444,497

TOTAL INVESTMENTS

Total investments (cost $35,344,549)(b)				$40,384,991

WRITTEN OPTIONS OUTSTANDING at 5/31/14 (premiums $29,949) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Brazil Capped ETF (Call)	Jun-14/$50.00	$15,125	$1,217
SGX CNX Nifty Index Future (Put)	Jun-14/5,779.25	269	39

Total			$1,256

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $40,433,855.
(b)	The aggregate identified cost on a tax basis is $35,612,291, resulting in gross unrealized appreciation and depreciation of $5,926,878 and $1,154,178, respectively, or net unrealized appreciation of $4,772,700.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $58,669, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$537,313	$14,991,070	$14,083,886	$482	$1,444,497

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $756,250 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	18.2%
	South Korea	15.4
	Brazil	10.1
	Taiwan	9.7
	South Africa	5.6
	India	5.4
	United States	4.2
	Russia	3.8
	Mexico	3.6
	Philippines	2.7
	Indonesia	2.3
	Peru	1.8
	Malaysia	1.5
	Thailand	1.3
	Switzerland	1.2
	Saudi Arabia	1.1
	Nigeria	1.1
	Poland	1.1
	Portugal	1.0
	United Kingdom	1.0
	Kuwait	0.9
	Colombia	0.9
	Hong Kong	0.9
	United Arab Emirates	0.8
	Singapore	0.8
	Czech Republic	0.8
	Vietnam	0.8
	Qatar	0.7
	Turkey	0.5
	Greece	0.5
	Canada	0.3

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $25,513 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,217 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,248,418	$4,233,456	$58,669
Consumer staples	1,319,382	421,591	—
Energy	1,239,892	1,350,446	—
Financials	4,645,873	4,719,649	—
Health care	630,423	385,913	—
Industrials	1,157,018	1,229,213	16,443
Information technology	1,268,051	6,409,726	—
Materials	2,069,068	751,071	—
Telecommunication services	758,297	—	—
Utilities	—	1,895,667	—
Total common stocks	15,336,422	21,396,732	75,112
Investment companies	855,703	—	—
Purchased options outstanding	—	719	—
Warrants	—	1,275,806	—
Short-term investments	1,444,497	—	—

Totals by level	$17,636,622	$22,673,257	$75,112

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(1,256)	$—

Totals by level	$—	$(1,256)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,276,525	$1,256

Total	$1,276,525	$1,256

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$36,000
Written equity option contracts (contract amount)		$40,000
Warrants (number of warrants)		2,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Credit Suisse International	Goldman Sachs International	Total

	Assets:
	Purchased options#	$—	$719	$719

	Total Assets	$—	$719	$719

	Liabilities:
	Written options#	$1,217	$39	$1,256

	Total Liabilities	$1,217	$39	$1,256

	Total Financial and Derivative Net Assets	$(1,217)	$680	$(537)
	Total collateral received (pledged)##†	$—	$680	$680
	Net amount	$(1,217)	$—	$(1,217)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014